Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Variable Trust
Entity Central Index Key	0000822671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class IA
Shareholder Report [Line Items]
Fund Name	Putnam VT Small Cap Value Fund
Class Name	Class IA
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Small Cap Value Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA1	$79	0.77%
[1]
Expenses Paid, Amount	$ 79	[1]
Expense Ratio, Percent	0.77%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IA shares of Putnam VT Small Cap Value Fund returned 5.46%. The Fund compares its performance to the Russell 2000 Value Index, which returned 12.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in NRG Energy, an integrated energy company
↑	Overweight position in IBEX Holdings, a business process outsourcing company
↑	Overweight position in Tutor Perini, a specialty construction company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Not owning EchoStar, a global communications company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IA	5.46	11.28	9.39
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 107,372,290
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 645,607
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$107,372,290
Total Number of Portfolio Holdings	111
Total Management Fee Paid	$645,607
Portfolio Turnover Rate	88%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IB
Shareholder Report [Line Items]
Fund Name	Putnam VT Small Cap Value Fund
Class Name	Class IB
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam VT Small Cap Value Fund for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB1	$105	1.02%
[3]
Expenses Paid, Amount	$ 105	[3]
Expense Ratio, Percent	1.02%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class IB shares of Putnam VT Small Cap Value Fund returned 5.27%. The Fund compares its performance to the Russell 2000 Value Index, which returned 12.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-benchmark position in NRG Energy, an integrated energy company
↑	Overweight position in IBEX Holdings, a business process outsourcing company
↑	Overweight position in Tutor Perini, a specialty construction company

Top detractors from performance:
↓	Overweight position in Helen of Troy, a global consumer products company
↓	Not owning EchoStar, a global communications company
↓	Out-of-benchmark position in Camping World Holdings, an RV retailer

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class IB	5.27	10.99	9.13
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 107,372,290
Holdings Count | $ / shares	111
Advisory Fees Paid, Amount	$ 645,607
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$107,372,290
Total Number of Portfolio Holdings	111
Total Management Fee Paid	$645,607
Portfolio Turnover Rate	88%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[4]
*	Does not include derivatives, except purchased options, if any.